Finance income, finance costs and changes in the fair value of financial instruments	6 Months Ended
Jun. 30, 2022
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Finance income, finance costs and changes in the fair value of financial instruments
4. Finance income, finance costs and changes in the fair value of financial instruments
Finance income

	Six months to June 30, 2022 £’000	Six months to June 30, 2021 £’000
Interest income on short-term deposits	173	1

Total	173	1

Finance costs

	Six months to June 30, 2022 £’000	Six months to June 30, 2021 £’000
Interest on convertible loan notes	(1,567)	(1,792)
Interest on lease liabilities	(113)	(105)
Discounting of provision for deferred cash consideration	(163)	(72)
Other	(16)	(18)

Total	(1,859)	(1,987)

Changes in the fair value of financial instruments

	Six months to June 30, 2022 £’000	Six months to June 30, 2021 £’000
Changes in the fair value of warrants – placement	1,091	14,301
Changes in the fair value of warrants – bank loan	119	62

Total	1,210	14,363